Supplemental Cash Flow Information	6 Months Ended
Jun. 30, 2025
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION

NOTE 21 – SUPPLEMENTAL CASH FLOW INFORMATION

Set out below are non-cash investing and financing activities during the six months ended June 30, 2025 and 2024:

Non-cash investing and financing activities:

	Six Months Ended
	2025	2024
Reallocation of opening deficit to reserve	€-	€-
Recognition of right-of-use assets from lease modification	€42,644	€41,946
Derecognition of right-of-use assets	€4,164	€-

During the six months ended June 30, 2025 and 2024, the Company paid interest of €167,752 and €60,065, respectively, and income taxes of €0 and €252, respectively.